Earnings per share - Text Details (Detail) - € / shares		1 Months Ended				12 Months Ended
	May 08, 2025	Jun. 30, 2025	May 31, 2025	May 31, 2024	May 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Dividends paid, ordinary shares per share (in euros per share)	€ 0.85		€ 0.85	€ 0.85	€ 0.85	€ 0.85	€ 0.85	€ 0.85
Increase in number of ordinary shares issued (in shares)		22,980,748	22,980,748	30,860,582	39,334,938